INVENTORY	12 Months Ended
Dec. 31, 2018
Disclosure of inventories [Abstract]
INVENTORY
INVENTORY

	December 31, 2018	December 31, 2017
	$	$
Current:
Finished goods	23,433	19,262
Stockpiled ore	18,195	6,806
Leach pad inventory	162,335	128,783
Materials and supplies	28,785	27,730
	232,748	182,581
Non-current materials and supplies (note 8)	2,006	3,973
	234,754	186,554

As at December 31, 2018, we had total provisions of $3,436,000 (2017 - $7,250,000) for supplies inventory that we no longer expect to utilize.

Following the formation of our Puna Operations in 2017, which extended the operating life of the Pirquitas plant, we partially reversed our existing provision against supplies inventory by $6,342,000.